Document and entity information	6 Months Ended
Jun. 30, 2026
Document information
Document Type	6-K
Document period end date	Jun. 30, 2026
Current fiscal year end date	--12-31
Document fiscal year focus	2026
Entity registrant name	NYXOAH SA
Document fiscal period focus	Q2
Entity central index key	0001857190
Amendment flag	false